Bank Loan - Additional Information (Details) CAD in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Mar. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Outstanding letters of credit | CAD	CAD 14.6	CAD 12.6
Operating loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			$ 25,000,000
Syndicated loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			350,000,000
Subsidiary syndicated loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			$ 200,000,000
Revolving Facilities
Disclosure of detailed information about borrowings [line items]
Facility term	4 years